Nature of Operations and Going Concern (Details) - USD ($)			6 Months Ended		12 Months Ended
	Sep. 12, 2025	Mar. 24, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Apr. 29, 2022
Nature of Operations and Going Concern [Line Items]
Loss on loss of control of Bophelo Bio Science & Wellness				$ (165,625)	$ 198,780
Cash	$ 300,000		$ 2,523,719		3,838,650	82,816
Gain (loss) from discontinued operations		$ (827,620)	589,292	(405,582)	(827,620)	(28,562,693)
Net cash outflow from operating activities			(375,604)	$ (2,591,980)	(3,980,365)	(1,500,574)
Working capital deficit	$ 3,000,000		724,276		1,418,036
Accumulated losses			(58,253,006)		(57,459,061)	$ (53,363,032)
Wrote down balances
Bophelo Bio Science and Wellness Pty [Member]
Nature of Operations and Going Concern [Line Items]
Wrote down balances receivable
Loss on loss of control of Bophelo Bio Science & Wellness							2,085,624
Cash							739,947
Holigen Limited [Member]
Nature of Operations and Going Concern [Line Items]
Ordinary shares, acquired percentage								100.00%
Bophelo Bio Science and Wellness (Pty) Ltd [Member]
Nature of Operations and Going Concern [Line Items]
Wrote down balances receivable
Loss on loss of control of Bophelo Bio Science & Wellness			198,780		198,780		2,085,624
Cash			105,175		$ 105,175		$ 739,947
Canmart Ltd. ("Canmart")
Nature of Operations and Going Concern [Line Items]
Cash			174
Gain (loss) from discontinued operations			$ 26,013